Summary of significant accounting policies - Additional Information (Detail)	12 Months Ended
Dec. 31, 2016
Maximum
Significant Accounting Policies [Line Items]
Finite-Lived Intangible Assets, Useful Life	10 years
Minimum
Significant Accounting Policies [Line Items]
Finite-Lived Intangible Assets, Useful Life	5 years